Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Stockholders' Equity

13. Stockholders’ Equity

The Company’s initial Memorandum of Association authorized 50,000 Class A common shares having a par value of US$1.00 per share. On February 19, 2024, the Company executed an Amended and Restated Memorandum of Association pursuant to which the 50,000 outstanding Class A common shares were divided into 900,000,000 Class A common shares having a par value of US$0.00005 per/share and 100,000,000 Class B common shares having at a par value of US$0.00005 per share (the “Division”).

After the Division, 900,000,000 Class A common shares and 92,305,000 Class B common shares were cancelled and returned to the Company. Concurrently on the date of the Division, the Company issued 855,000 Class A common shares.

Class A Common Shares

The Company is authorized to issue 900,000,000 Class A common shares, par value US$0.00005 per share, and 855,000 shares were issued and outstanding as of December 31, 2023.

The holders of Class A common shares have the following rights:

(a)	are entitled to one vote per share and to receive notice of, attend and vote as a member at any general meeting of the Company;

(b)	are entitled to such dividends as the Board may from time to time declare;

(c)	in the event of a winding-up or dissolution of the Company, shall rank pari passu with holders of Class B common shares with respect to receiving the remaining property of the Company; and

(d)	generally be entitled to enjoy all of the rights attaching to shares.

On March 1, 2024 and May 21, 2024, the Company issued 950,000 Class A common shares at a price of US$1.053 per share for aggregate gross proceeds of US$1,000,000 and 400,000 Class A common shares at a price of US$2.00 per share for aggregate gross proceeds of US$800,000, respectively.

Initial Public Offering

On April 23, 2025, the Company completed its initial public offering of 1,800,000 Class A Common Shares, at a price of US$4.00 per share for aggregate gross proceeds of US$7,200,000, before deducting underwriting discounts, commissions, and offering expenses. The total share issuance cost incurred was US$1,935,834.

Shares Issued for Service

On September 1, 2025, the Company entered into a consulting agreement with TJCM Asset Management LLC (“TJCM”), pursuant to which the Company agreed to issue 128,000 Class A common shares as consideration for consulting services to be provided by TJCM. The number of shares to be issued was determined pursuant to the terms of the consulting agreement and does not represent the fair value of the shares.

During the year ended December 31, 2025, the Company issued 36,580 Class A common shares to TJCM. The fair value of the shares issued was approximately US$0.05 million. For the year ended December 31, 2025, the Company recognized approximately US$0.03 million as share-based service expense in connection with the consulting services provided by TJCM. The remaining fair value of approximately US$0.02 million was recorded as prepaid expense and will be recognized as expense over the remaining service period.

Class B Common Shares

The Company is authorized to issue 100,000,000 Class B common shares, par value US$0.00005 per share, and 7,695,000 shares were issued and outstanding as of December 31, 2025 and 2024, respectively. No additional shares were issued during the year ended December 31, 2025 and 2024.

The holders of Class B common shares have the following rights and restrictions:

(a)	are entitled to five (5) votes per share and to receive notice of, attend at and vote as a member at any general meeting of the Company;

(b)	are entitled to such dividends as the Board may from time to time declare;

(c)	in the event of a winding-up or dissolution of the Company, shall rank pari passu with holders of Class A Common Shares with respect to receiving the remaining property of the Company; and

(d)	generally be entitled to enjoy all of the rights attaching to shares.

Underwriters’ Warrants

On April 21, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Craft Capital Management LLC as the representative of the underwriters (the “Representative”), relating to the Company’s initial public offering of 1,800,000 Class A Common Shares. Concurrently with entry into the Underwriting Agreement, the Company issued warrants to the Representative to subscribe for and purchase, in whole or in part, up to 124,200 Class A Common Shares, each with an exercise price of $5.00 per share (the “Underwriters’ Warrants”). The Underwriters’ Warrants will be exercisable at any time, and from time to time, in whole or in part, commencing 180 days and expiring 60 months after the commencement of sales of the offering.

The issuance of these warrants represented additional compensation to the underwriters for services rendered in connection with the IPO.

The Company performs an assessment of Underwriters’ Warrants upon issuance to determine their proper classification in the financial statements based on the warrant’s specific terms, in accordance with the authoritative guidance provided in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480 – Distinguishing Liabilities from Equity, and ASC 815 – Derivatives and Hedging. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480 and whether they meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require cash settlement of the warrants.

The Company has concluded that the Underwriters’ Warrants should be classified as equity. Accordingly, the Underwriters’ Warrants were recorded within shareholders’ equity in additional paid-in capital (“APIC”). However, as the warrants are incremental and directly attributable to the IPO, the Company recorded the fair value of the Underwriters’ Warrants as an equity issuance cost as a reduction of APIC. As the result, no net impact to total APIC.

During the year ended December 31, 2025, the Company recognized the fair value of the Underwriters’ Warrants of approximately US$366,337. The fair value was determined at the grant date using the Black-Scholes option pricing model, based on the following assumptions: a risk-free rate of 2.79%, an expected life of five years, annualized volatility of 102.49%, and a dividend yield of nil.

A summary of the Underwriters’ Warrants’ movement schedule is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
		US$	Years	US$
Outstanding – December 31, 2024	—	—	—	—
Granted	124,200	5.00	4.31	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding and exercisable – December 31, 2025	124,200	5.00	4.31	—